CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	R$ 8,130,929	R$ 7,528,820
Marketable securities	418,373	346,855
Trade receivables	4,187,756	4,039,155
Notes receivable	27,351	68,001
Inventories	8,660,891	9,654,870
Biological assets	3,151,551	2,899,921
Recoverable taxes	1,229,272	976,133
Recoverable income taxes	173,596	71,762
Derivative financial instruments	120,865	134,551
Restricted cash		24,963
Prepaid expenses	109,716	227,354
Advances	187,342	173,325
Assets held for sale	21,909	16,628
Other current assets	84,795	80,785
Total current assets	26,504,346	26,243,123
LONG-TERM RECEIVALBLES
Marketable securities	406,402	447,413
Trade and other receivables	5,307	5,810
Notes receivable	11,092	29,168
Recoverable taxes	4,926,945	4,780,096
Recoverable income taxes	244,899	206,355
Deferred income taxes	2,566,461	2,941,270
Judicial deposits	450,676	550,319
Biological assets	1,649,133	1,414,482
Derivative financial instruments	10,283	10,804
Restricted cash	89,717	1
Other non-current assets	162,628	76,757
Total long-term receivables	10,523,543	10,462,475
Investments	101,064	7,113
Property, plant and equipment	14,290,884	13,040,862
Intangible assets	6,434,610	6,149,814
Total non-current assets	31,350,101	29,660,264
TOTAL ASSETS	57,854,447	55,903,387
CURRENT LIABILITIES
Loans and borrowings	3,879,874	3,203,068
Trade accounts payable	12,735,628	11,701,996
Trade accounts payable – supply chain arrangement	1,393,137	2,237,975
Lease liability	676,864	471,956
Payroll, related charges and employee profit sharing	720,799	900,394
Taxes payable	522,846	454,038
Derivative financial instruments	82,468	327,443
Provision for tax, civil and labor risks	867,294	959,132
Employee benefits	64,367	54,354
Customer advances	75,832	136,182
Other current liabilities	1,278,830	778,751
Total current liabilities	22,297,939	21,225,289
NON-CURRENT LIABILITIES
Loans and borrowings	19,637,126	22,252,962
Trade accounts payable	7,459	12,628
Lease liability	2,368,070	2,007,290
Taxes payable	97,735	132,195
Provision for tax, civil and labor risks	548,243	558,500
Deferred income taxes	111,463	23,710
Employee benefits	456,945	498,231
Derivative financial instruments	174,699	41,861
Other non-current liabilities	331,899	325,098
Total non-current liabilities	23,733,639	25,852,475
EQUITY
Capital	12,835,915	12,460,471
Capital reserves	2,338,476	141,834
Other equity transactions	(77,825)	(67,531)
Accumulated losses	(2,363,073)	(2,132,230)
Treasury shares	(109,727)	(127,286)
Other comprehensive loss	(1,353,758)	(1,812,726)
Attributable to controlling shareholders	11,270,008	8,462,532
Non-controlling interests	552,861	363,091
Total equity	11,822,869	8,825,623
TOTAL LIABILITIES AND EQUITY	R$ 57,854,447	R$ 55,903,387